Ordinary Shares (Details) ¥ in Thousands								1 Months Ended		12 Months Ended
	Nov. 20, 2015 USD ($) shares	May. 08, 2015 USD ($) shares	May. 08, 2015 CNY (¥) shares	May. 08, 2015 CNY (¥)	Dec. 15, 2014 USD ($) shares	Dec. 15, 2014 CNY (¥) shares	Feb. 13, 2014 item	May. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	May. 09, 2014 shares
Class of Stock [Line Items]
Conversion ratio for convertible preferred shares							1
Ordinary shares, shares issued | shares									188,435,922	286,970,892	286,970,892	188,435,922
Proceeds from the private placement, net of issuance cost										$ 375,162,000	¥ 2,430,223	¥ 905,590
Business Cooperation Agreement [Member]
Class of Stock [Line Items]
Fair value of acquired intangible assets			¥ 660,215	¥ 660,215
Class A ordinary shares [Member]
Class of Stock [Line Items]
Number of voting rights to holders of each share of common stock | item							1
Ordinary shares, shares issued | shares									82,487,876	269,597,392	269,597,392	82,487,876
Class B ordinary shares [Member]
Class of Stock [Line Items]
Number of voting rights to holders of each share of common stock | item							10
Ordinary shares, shares issued | shares									105,948,046	17,373,500	17,373,500	105,948,046
Initial public offering [Member]
Class of Stock [Line Items]
Issuance costs												¥ 22,732
Total consideration amount												632,472
Initial public offering [Member] | Additional paid-in capital [Member]
Class of Stock [Line Items]
Total consideration amount												632,449
Initial public offering [Member] | DCM Hybrid RMB Fund, L.P. [Member] | Class A ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued | shares														5,000,000
Initial public offering [Member] | Qihoo 360 Technology Co. Ltd. [Member] | Class A ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued | shares														1,666,666
Initial public offering [Member] | Ctrip [Member] | Class A ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued | shares														5,000,000
Private Placement [Member]
Class of Stock [Line Items]
Issuance costs											¥ 1,078	14,279
Total consideration amount											3,104,514	891,513
Private Placement [Member] | Additional paid-in capital [Member]
Class of Stock [Line Items]
Total consideration amount											¥ 3,104,457	¥ 891,491
Private Placement [Member] | Business Cooperation Agreement [Member] | Additional paid-in capital [Member]
Class of Stock [Line Items]
Total consideration amount				¥ 3,104,457
Private Placement [Member] | Class A ordinary shares [Member]
Class of Stock [Line Items]
Issuance of ordinary shares,net of issuance costs (in shares) | shares	90,909,091	93,750,000	93,750,000		36,812,868	36,812,868
Proceeds from the private placement, net of issuance cost	$ 500,000,000	$ 400,000,000	¥ 2,445,000		$ 148,000,000	¥ 905,792
Issuance costs			¥ 1,078			¥ 14,279
Private Placement [Member] | Ctrip [Member] | Class A ordinary shares [Member]
Class of Stock [Line Items]
Issuance of ordinary shares,net of issuance costs (in shares) | shares								3,750,000	3,731,034
Proceeds from the private placement, net of issuance cost | $								$ 20,000,000	$ 15,000,000